UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 –	Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$481,463
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	510	481,445
Arizona — 0.3%
County of Maricopa Arizona IDA, Refunding RB, Banner Health, Series A, 4.00%, 1/01/36 (a)	430	453,813
California — 15.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (b)	2,015	2,183,998
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	1,010	1,128,907
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (c)	550	613,586
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,060	2,199,709
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,185	1,462,503
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	1,000	1,197,240
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (b)	2,450	2,692,746
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,960	2,274,992
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	2,100	2,559,501
5.50%, 11/01/33	1,500	1,824,945

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	$610	$733,854
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 6/01/37	770	760,899
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	460	549,861
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,780	3,330,607

		23,513,348
Colorado — 2.6%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	2,100,245
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,675	1,845,766

		3,946,011
Florida — 6.7%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	370	442,032
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	5,675	6,897,111
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	1,645	1,896,011
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	875	1,033,602

		10,268,756
Georgia — 1.8%
County of Clarke Hospital Authority, Refunding RB, Piedmont Healthcare, Inc. Project, Series A, 3.50%, 7/01/36 (a)	500	488,855

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Project One, Series D:
6.00%, 7/01/18 (b)	$1,570	$1,703,230
6.00%, 1/01/23	550	594,380

		2,786,465
Illinois — 19.6%
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (b)	4,545	5,437,047
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,183,829
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,660,230
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,931,720
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,415,650
5.25%, 12/01/43	4,500	5,011,020
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,750	2,046,292
Rush University Medical Center, Series B, 7.25%, 11/01/18 (b)	1,600	1,800,128
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	2,900	3,277,174
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Refunding Bonds, Series B-2, 5.25%, 6/15/50	250	263,880
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,055	1,223,083
6.00%, 6/01/28	300	352,275
State of Illinois, GO:
5.25%, 2/01/31	730	792,634
5.25%, 2/01/32	1,500	1,622,790
5.50%, 7/01/33	1,500	1,647,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$320	$349,786

		30,014,538
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	3,400	3,764,208
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	2,500	2,809,175
Kentucky — 1.0%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/19 (b)	1,300	1,486,303
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,267,068
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	915	996,261

		2,263,329
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,945	2,278,976
Massachusetts — 2.5%
Commonwealth of Massachusetts, GO, Series E, 4.00%, 4/01/42	1,895	2,023,348
Massachusetts DFA, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	426,079
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/18 (b)	1,000	1,080,060

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	$300	$347,871

		3,877,358
Michigan — 4.2%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,400	1,638,364
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	1,455	1,465,767
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (b)	1,450	1,592,970
6.00%, 10/15/38	50	54,595
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	1,525	1,729,320

		6,481,016
Mississippi — 1.7%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,000	2,663,880
Nevada — 4.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (b)	2,600	2,910,622
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	2,825	3,207,110

		6,117,732
New Jersey — 4.8%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	814,305
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,750	1,840,772
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,990	2,157,618

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series AA, 5.50%, 6/15/39	$2,245	$2,519,541

		7,332,236
New York — 5.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (c)	900	944,505
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,620	1,892,792
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	588,940
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,480	1,653,116
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,560,407

		8,639,760
Ohio — 2.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,405	2,661,638
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,385	1,643,413

		4,305,051
Oklahoma — 0.5%
Norman Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37 (a)	810	820,473
Pennsylvania — 3.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	800	887,488
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	2,000	2,294,240
Sub-Series C (AGC), 6.25%, 6/01/18 (b)	500	542,450

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$1,530	$1,749,953

		5,474,131
Puerto Rico — 0.2%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed:
5.63%, 5/15/43	185	184,086
Bonds, 5.50%, 5/15/39	170	170,816

		354,902
Rhode Island — 2.0%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,870	2,973,291
5.00%, 6/01/50	125	129,765

		3,103,056
South Carolina — 3.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,180,291
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,500	1,716,195
Series E, 5.25%, 12/01/55	1,500	1,767,870

		5,664,356
Texas — 11.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/21 (b)	2,560	3,052,160
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,140	1,342,259
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (b)	1,360	1,445,721
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (b)	2,710	3,199,480
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (b)	5	5,552
5.50%, 5/15/19 (b)	5	5,552
5.50%, 5/15/19 (b)	80	88,827
5.50%, 5/15/33	1,910	2,099,147
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,500	1,766,685

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (b)	$1,250	$1,377,787
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	520	611,775
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,005	2,329,569

		17,324,514
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	425	484,810
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	1,200	1,339,260

		1,824,070
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	2,565	2,747,474
Total Municipal Bonds — 105.1%		161,277,839

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,120	1,206,856
California — 19.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(e)	3,000	3,251,610
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/20 (b)	3,700	4,235,242
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (b)(e)	4,041	4,662,146

4	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	$5,977	$6,789,698
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	600	662,160
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/19 (b)	6,448	7,236,836
University of California, RB, Series O, 5.75%, 5/15/19 (b)	2,311	2,587,313

		29,425,005
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	2,129	2,413,984
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (b)	2,698	2,934,439

		5,348,423
Illinois — 4.4%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (b)	4,300	4,681,152
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (b)	2,000	2,108,310

		6,789,462
Nebraska — 1.4%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	2,100	2,176,332
Nevada — 4.3%
County of Clark Nevada Water Reclamation District, GO (b):
Limited Tax, 6.00%, 7/01/18	4,000	4,338,040
Series B, 5.50%, 7/01/19	1,994	2,228,803

		6,566,843
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(e)	1,680	1,861,369

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	$3,000	$3,108,960
Series B, 5.25%, 6/15/36 (e)	2,481	2,718,578

		5,827,538
New York — 14.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A :
5.75%, 6/15/18 (b)	497	534,286
5.75%, 6/15/40	1,662	1,786,890
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution :
Series FF, 5.00%, 6/15/45	2,499	2,877,317
Series FF-2, 5.50%, 6/15/40	2,985	3,318,902
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39 (c)	2,499	2,712,656
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	2,043,766
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,938,542
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	1,980	2,322,915
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,000	3,286,530

		22,821,804
Pennsylvania — 0.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/38	660	757,442
Texas — 5.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (b)(e)	3,074	3,364,561

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	$4,200	$4,680,186

		8,044,747
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (b)	476	526,887
5.50%, 5/15/35	883	978,886

		1,505,773
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.2%		92,331,594
Total Long-Term Investments (Cost — $229,300,793) — 165.3%		253,609,433

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (g)(h)	544,742	$544,797
Total Short-Term Securities (Cost — $544,797) — 0.4%		544,797
Total Investments (Cost — $229,845,590*) — 165.7%		254,154,230
Other Assets Less Liabilities — 0.8%		935,496
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.6)%		(50,015,089)
Preferred Shares, at Redemption Value — (33.9)%		(51,702,212)

Net Assets Applicable to Common Shares — 100.0%		$153,372,425

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$180,456,277

Gross unrealized appreciation	$24,503,785
Gross unrealized depreciation	(734,793)

Net unrealized appreciation	$23,768,992

Notes to Schedule of Investments

(a)	When-issued security.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 1, 2017 to November 15, 2019, is $11,993,816.

(f)	Variable rate security. Rate as of period end.

(g)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	40,725	504,017	544,742	$544,797	$322

(h)	Current yield as of period end.

6	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(8)	5-Year U.S. Treasury Note	December 2016	$966,375	$7,166
(20)	10-Year U.S. Treasury Note	December 2016	$2,592,500	36,592
(13)	Long U.S. Treasury Bond	December 2016	$2,115,344	78,991
(3)	Ultra U.S. Treasury Bond	December 2016	$527,812	27,146
Total				$149,895

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
DFA	Development Finance Agency
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust ‘s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$253,609,433	—	$253,609,433
Short-Term Securities	$544,797	—	—	544,797

Total	$544,797	$253,609,433	—	$254,154,230

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$149,895	—	—	$149,895

[1]    See above Schedule of Investments for values in each state or political sub-division.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$96,850	—	—	$96,850
Liabilities:
TOB Trust Certificates	—	$(49,928,961)	—	(49,928,961)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

Total	$96,850	$(101,928,961)	—	$(101,832,111)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Trust

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Trust

Date:	December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Investment Trust

Date:	December 20, 2016